Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 37,284	$ 23,104
Accounts receivable	305
Consumptive biological assets	304,971	195,359
Prepaid taxes	201,232	106,270
Other current assets	57,810	2,442
Total current assets	601,602	327,175
Property and equipment, net	3,909,599	2,814,766
Operating lease right-of-use assets	99,328	195,775
Other assets	13,175	14,066
Total assets	4,623,704	3,351,782
Current liabilities
Accounts payable	276,125	185,434
Accrued expenses	32,410	26,889
Income tax payable	24,006	21,835
Other payable	3,893,843	2,605,592
Other current liabilities	5,226
Operating lease liabilities – current portion	87,016	90,091
Long-term loans payable– current portion	448,155
Total current liabilities	4,986,645	2,966,143
Long-term loans payable		431,079
Operating lease liabilities – noncurrent portion	12,602	106,356
Total Liabilities	4,999,247	3,503,578
Commitments and contingencies
Stockholders’ deficit
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 111,120,000 shares issued and outstanding as of both December 31, 2024 and 2023	11,112	11,112
Additional paid-in capital	221,288	221,288
Accumulated deficit	(699,224)	(472,966)
Accumulated other comprehensive income	91,281	88,770
Total stockholders’ deficit	(375,543)	(151,796)
Total liabilities and stockholders’ deficit	4,623,704	3,351,782
Related Party
Current liabilities
Due to related parties	$ 219,864	$ 36,302